UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $440,284 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    23550   619902 SH       SOLE                   619902
AMREP CORP NEW                 COM              032159105      408    13371 SH       SOLE                    13371
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6938       49 SH       SOLE                       49
CAL MAINE FOODS INC            COM NEW          128030202     7122   268454 SH       SOLE                   268454
CAMBREX CORP                   COM              132011107     9955  1187901 SH       SOLE                  1187901
CARTER INC                     COM              146229109    24182  1249736 SH       SOLE                  1249736
CHEROKEE INTL CORP             COM              164450108      973   477185 SH       SOLE                   477185
CNX GAS CORP                   COM              12618H309     9803   306834 SH       SOLE                   306834
COMCAST CORP NEW               CL A             20030N101    29790  1631458 SH       SOLE                  1631458
CONVERGYS CORP                 COM              212485106    37574  2282740 SH       SOLE                  2282740
E M C CORP MASS                COM              268648102    92935  5015395 SH       SOLE                  5015395
EXTERRAN HLDGS INC             COM              30225X103    36351   444394 SH       SOLE                   444394
GENTEK INC                     COM NEW          37245X203    14039   479634 SH       SOLE                   479634
KADANT INC                     COM              48282T104    15577   525002 SH       SOLE                   525002
KIRKLANDS INC                  COM              497498105      584   596135 SH       SOLE                   596135
LIBERTY GLOBAL INC             COM SER A        530555101    28864   736505 SH       SOLE                   736505
SPRINT NEXTEL CORP             COM SER 1        852061100    28580  2176671 SH       SOLE                  2176671
SYMANTEC CORP                  COM              871503108     1063    65842 SH       SOLE                    65842
UNISOURCE ENERGY CORP          COM              909205106    24123   764597 SH       SOLE                   764597
VMWARE INC                     CL A COM         928563402     6799    80000 SH       SOLE                    80000
WALTER INDS INC                COM              93317Q105    18715   520878 SH       SOLE                   520878
WHOLE FOODS MKT INC            COM              966837106    22359   548008 SH       SOLE                   548008